Long-Term Debt - Cable Car Loan (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 04, 2024	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt amount					$ 4,357,201
Long-term debt			$ 10,483,292	$ 10,483,292
Unamortized debt issuance expense			6,127,060	6,127,060	$ 61,857
Potential shares from Cable Car Loan
Debt Instrument [Line Items]
Debt amount	$ 1,500,000
Conversion price (in dollars per share)	$ 2.00
Debt, term	13 months
Debt instrument, interest rate, stated percentage	0.00%
Issuance of common stock (in shares)	180,000
Proceeds from issuance of debt		$ 1,500,000
Debt fee amount		$ 40,740
Long-term debt			1,247,374	1,247,374
Interest expense			108,706	234,445
Unamortized debt issuance expense			$ 252,626	$ 252,626